Note 34 - Delisting of Tenaris's Shares from the Buenos Aires Stock Exchange	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Delisting of shares from stock exchange [text block]
34	Delisting of Tenaris’s shares from the Buenos Aires stock exchange

On
July 29, 2019,
the General Shareholders Meeting approved the delisting of the Company’s shares from the Buenos Aires stock exchange, Bolsas y Mercados Argentinos S.A. (“BYMA”), through a voluntarily withdrawal from listing of the Argentine National Securities Commission (Comisión Nacional de Valores, or “CNV”) pursuant to Article
32,
clause c), Section VIII, Chapter II of Title III of the rules (Normas) of the CNV, which permits the Company to delist from BYMA without making a delisting public tender offer. On
September 19, 2019,
the CNV authorized the delisting of the Company’s shares in Argentina, and such delisting became effective as of the close of business on
October 10, 2019.

Although shareholders holding shares through Caja de Valores S.A. (“CVSA”) on
June 11, 2019
who were absent from the General Shareholders Meeting were entitled to appraisal rights provided pursuant to article
22
of the Company’s articles of association,
no
shareholder eligible to do so exercised such right.